NOTE 8. STOCK BASED COMPENSATION (Tables) (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
Significant Assumptions
	Nine Months Ended September 30,
	2013	2012
Annual Dividend	—	NA
Expected Life (in years)	5.00	NA
Risk Free Interest Rate	0.78%	NA
Expected Volatility	325.25%	NA

Options Issued
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2013	—
Granted	15,000,000	$0.03	4.40	$—
Exercised	—
Forfeited	(5,000,000)	$0.03
Outstanding at September 30, 2013	10,000,000	$0.03	4.40	$—

Exercisable at September 30, 2013	10,000,000	$0.03	4.40	$—